Note 3 - Property and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Depreciation, Depletion and Amortization, Nonproduction	$ 59,037	$ 68,862	$ 73,720